FINANCING RECEIVABLES AND OPERATING LEASES	12 Months Ended
Mar. 31, 2023
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
FINANCING RECEIVABLES AND OPERATING LEASES
4. FINANCING RECEIVABLES AND OPERATING LEASES

Our financing receivables and operating leases consist primarily of leases of IT and communication equipment and notes receivable from financing customer purchases of third-party software, maintenance, and services. Our leases often include elections for the lessee to purchase the underlying asset at the end of the lease term. Occasionally, our leases provide the lessee a bargain purchase option.

The following table provides the profit recognized for sales-type leases at their commencement date, including modifications that are recognized on a net basis, for the years ended March 31, 2023, and 2022 (in thousands):

	Year Ended March 31,
	2023	2022
Net sales	$22,677	$14,943
Cost of sales	19,009	12,478
Gross profit	$3,668	$2,465

The following table provides interest income in aggregate on our sales-type leases and lease income on our operating leases for the years ended March 31, 2023, and 2022 (in thousands):

	Year Ended March 31,
	2023	2022
Interest income on sales-type leases	$3,943	$3,904
Lease income on operating leases	$17,421	$24,711

FINANCING RECEIVABLES—NET

The following tables provide a disaggregation of our financing receivables - net (in thousands):

	Notes	Lease	Financing
March 31, 2023	Receivable	Receivables	Receivables
Gross receivables	$117,008	$60,157	$177,165
Unguaranteed residual value (1)	-	8,161	8,161
Unearned income	(5,950)	(8,050)	(14,000)
Allowance for credit losses (2)	(801)	(981)	(1,782)
Total, net	$110,257	$59,287	$169,544
Reported as:
Current	$65,738	$24,091	$89,829
Long-term	44,519	35,196	79,715
Total, net	$110,257	$59,287	$169,544

(1)	Includes unguaranteed residual values of $4,222 thousand that we retained after selling the related lease receivable.
(2)	Refer to Note 7, “Allowance for Credit Losses” for details.

	Notes	Lease	Financing
March 31, 2022	Receivable	Receivables	Receivables
Gross receivables	$80,517	$38,788	$119,305
Unguaranteed residual value (1)	-	9,141	9,141
Unearned income	(2,728)	(3,604)	(6,332)
Allowance for credit losses (2)	(708)	(681)	(1,389)
Total, net	$77,081	$43,644	$120,725
Reported as:
Current	$45,415	$16,077	$61,492
Long-term	31,666	27,567	59,233
Total, net	$77,081	$43,644	$120,725

(1)	Includes unguaranteed residual values of $6,424 thousand that we retained after selling the related lease receivable.
(2)	Refer to Note 7, “Allowance for Credit Losses” for details.

The following table provides the future scheduled minimum lease payments for investments in sales-type leases as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$28,478
2025	17,216
2026	9,662
2027	3,547
2028 and thereafter	1,254
Total	$60,157

OPERATING LEASES—NET

Operating leases—net represents leases that do not qualify as sales-type leases. The components of the operating leases—net are as follows (in thousands):

	March 31, 2023	March 31, 2022
Cost of equipment under operating leases	$15,301	$13,044
Accumulated depreciation	(10,599)	(7,985)
Investment in operating lease equipment—net (1)	$4,702	$5,059

(1)	Amounts include estimated unguaranteed residual values of $1,717 thousand as of both March 31, 2023, and 2022.

The following table provides the future scheduled minimum lease rental payments for operating leases as of March 31, 2023 (in thousands):

Year ending March 31, 2024	$1,618
2025	829
2026	269
2027	38
Total	$2,754

TRANSFERS OF FINANCIAL ASSETS

We enter into arrangements to transfer the contractual payments due under financing receivables and operating lease agreements, which are accounted for as secured borrowings.

For transfers accounted for as a secured borrowing, the corresponding investments serve as collateral for non-recourse notes payable. As of March 31, 2023, and March 31, 2022, we had financing receivables of $35.7 million and $21.1 million, respectively, and operating leases of $2.5 million and $2.0 million, respectively which were collateral for non-recourse notes payable. See Note 9, “Notes Payable and Credit Facility.”

For transfers accounted for as sales, we derecognize the carrying value of the asset transferred plus any liability and recognize a net gain or loss on the sale, which are presented within net sales in the consolidated statement of operations. For the years ended March 31, 2023, 2022, and 2021, we recognized net gains of $16.1 million, $18.2 million, and $14.5 million, respectively, and total proceeds from these sales were $706.0 million, $855.1 million, and $364.0 million, respectively.

When we retain servicing obligations in transfers accounted for as sales, we allocate a portion of the proceeds to deferred revenues, which is recognized as we perform the services. As of both March 31, 2023, and March 31, 2022, we had deferred revenue of $0.5 million for servicing obligations.

In a limited number of transfers accounted for as sales, we indemnified the assignee in the event that the lessee elects to early terminate the lease. As of March 31, 2023, our total potential liability that could result from these indemnities is immaterial.